TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Earnings Before Income Taxes
	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Cayman Islands	(122,966,973)	8,709,933	57,199,049
PRC	1,394,413,594	438,904,245	532,128,623
Other countries	(23,724,060)	(298,739,141)	(181,952,469)
Income from continuing operations before income taxes	1,247,722,561	148,875,037	407,375,203

Schedule of Current and Deferred Income Taxes
	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expenses
PRC	(234,278,825)	(39,138,531)	(37,136,613)
Other countries	(35,469,815)	27,002,786	(74,198,842)
Total current income tax expenses	(269,748,640)	(12,135,745)	(111,335,455)
Deferred tax benefit	12,261,634	7,507,742	106,925,932
Income tax expense, net	(257,487,006)	(4,628,003)	(4,409,523)

Schedule of Income Tax Rate Reconciliation
	For the year ended December 31
	2016	2017	2018
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	1.1	6.6	1.1
—Change in fair value of convertible senior notes and capped call options	2.2	0.0	0.0
—Accrued payroll and welfare expenses	1.0	13.4	4.2
—Change of enacted tax rate	0.4	(12.1)	(3.2)
—Other tax preferences	(0.0)	(42.3)	(19.5)
Difference in tax rate of a subsidiary outside the PRC	0.9	7.5	0.6
Effect of tax holiday for subsidiaries	(10.9)	(8.8)	(14.0)
Change in valuation allowance	0.9)	13.8	6.9
Effective tax rate	20.6	3.1	1.1

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT
	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
The aggregate amount of effect	135,724,429	36,268,723	57,284,294
Per share effect—basic	1.08	0.28	0.37
Per share effect—diluted	1.04	0.27	0.37

Schedule of Noncurrent Deferred Tax Assets
	As of December 31
	2017	2018
	RMB	RMB
Net operating losses	125,206,224	315,472,145
Accrued warranty costs	147,133,263	137,737,283
Provision for inventories, accounts receivable, other receivable	54,705,934	46,850,223
Timing difference for revenue recognition of retainage contract	13,764,075	9,486,524
Other temporary differences	16,185,905	69,269,822
Timing difference for project assets, property, plant and equipment	11,804,621	-
Total deferred tax assets	368,800,022	578,815,997
Less: Valuation allowance	(86,443,363)	(114,620,700)
Less: Deferred tax liabilities in the same tax jurisdiction	(6,984,552)	(126,125,973)
Deferred tax assets	275,372,107	338,069,324

Timing difference for project assets, property, plant and equipment	(77,106,495)	(126,125,973)
Other temporary differences	-	(25,893,228)
Total deferred tax liabilities	(77,106,495)	(152,019,201)
Less: Deferred tax assets in the same tax jurisdiction	6,984,552	126,125,973
Deferred tax liabilities	(70,121,943)	(25,893,228)

Schedule of Movement of Valuation Allowances

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	(54,792,006)	(66,223,501)	(86,443,363)
Current year additions	(38,362,418)	(42,043,420)	(29,565,816)
Utilization and reversal of valuation allowances	26,930,923	21,823,558	1,388,479
At end of year	(66,223,501)	(86,443,363)	(114,620,700)